Remeasurement items affecting operating profit (Tables)	12 Months Ended
Jun. 30, 2023
Remeasurement items affecting operating profit
Schedule of remeasurement items affecting operating profit

		2023	2022	2021
for the year ended 30 June	Note	Rm	Rm	Rm
Effect of remeasurement items for subsidiaries and joint operations
Impairment of assets		37 298	77	34 200
property, plant and equipment	17	36 496	70	33 973
right of use assets	15	546	6	35
other intangible assets		256	1	80
equity accounted investment		—	—	112
Reversal of impairment of assets		(3 649)	(1 520)	(5 468)
property, plant and equipment	17	(3 649)	(1 505)	(5 440)
right of use assets	15	—	(15)	(2)
other intangible assets		—	—	(26)
(Profit)/loss on	9	(650)	(8 460)	(5 520)
disposal of property, plant and equipment[1]		(500)	(67)	(96)
disposal of other intangible assets		3	2	(130)
disposal of other assets		—	—	52
disposal of businesses[2]		(516)	(11 850)	(5 615)
scrapping of property, plant and equipment		363	3 366	269
sale and leaseback transactions		—	89	—
Write-off of unsuccessful exploration wells[3]		899	—	6
Remeasurement items per income statement		33 898	(9 903)	23 218
Tax impact		(8 951)	702	(7 771)
impairment of assets		(9 831)	(2)	(9 513)
reversal of impairment of assets		854	421	1 228
profit/loss on disposals, scrapping and sale and leaseback transactions		26	283	516
write-off of unsuccessful exploration wells		—	—	(2)
Non-controlling interest effect		8	(20)	1
Effect of remeasurement items for equity accounted investments		23	—	23
Total remeasurement items for the Group, net of tax		24 978	(9 221)	15 471

Schedule of main assumptions used for impairment calculations

Main assumptions used for impairment calculations

		2023	2022	2021
Long-term average crude oil price (Brent)*	US$/bbl	88,02	93,24	70,09
Long-term average ethane price*	US$c/gal	42,33	43,15	37,18
Long-term average ammonia price*	Rand/ton	9 046,19	10 173,00	5 297,00
Long-term average Southern African gas purchase price (real)*	US$/Gj	10,93	8,94	8,41
Long-term average refining margin*	US$/bbl	12,34	12,23	9,67
Long-term average exchange rate*	Rand/US$	17,40	15,95	14,57
*

Assumptions are provided on a long-term average basis in nominal terms unless indicated otherwise. Oil and ammonia price and exchange rate assumptions are calculated based on a five year period, while the ethane price is based on a ten year period. The refining margin is calculated until 2034, linked to the Sasolburg refinery’s useful life. The Southern African gas purchase price is calculated from 2030 until 2050 being the point at which gas from the existing gas fields in Mozambique are fully utilised and is linked to the South African integrated value chain’s useful life. The gas price is based on current observable market prices and are not comparable to the production cost of our own field development.

			United
		South	States of
		Africa	America	Europe
		%	%	%
Growth rate — long-term Producer Price Index	2023	5,50	2,00			2,00
Weighted average cost of capital*	2023	15,20	9,07	9,07	–	10,68
Growth rate — long-term Producer Price Index	2022	5,50	2,00			2,00
Weighted average cost of capital*	2022	14,41	8,13	8,13	–	9,57
Growth rate — long-term Producer Price Index	2021	5,50	2,00			2,00
Weighted average cost of capital*	2021	14,03	7,70	7,70	–	9,05
*	Calculated using spot market factors on 30 June.

Summary of significant impairment/(reversal of impairment) of assets

	Property,		Other
	plant and	Right of	intangible
	equipment	use assets	assets	Total
	2023	2023	2023	2023
Segment and Cash-generating unit (CGU)	Rm	Rm	Rm	Rm
Fuels segment
Secunda liquid fuels refinery	34 634	436	246	35 316
Chemicals Africa
South African Wax	928	—	4	932
Chemicals Eurasia
China Essential Care Chemicals (ECC)	766	110	—	876
Chemicals America
Tetramerization	(3 645)	—	—	(3 645)
Other (net)	164	—	6	170
	32 847	546	256	33 649

Segment and Cash-generating unit		2022
(CGU)	Description	Rm
Chemicals Africa
Chemical Work-up & Heavy Alcohols

The CGU recognised impairments of R1,7 billion during 2020 largely due to the reduced-price outlook as a result of the low oil price environment and the COVID-19 pandemic. A higher price outlook on the back of a sustained increase in demand for alcohols into the personal hygiene market during and post the COVID-19 pandemic, resulted in the reversal of impairment at 31 December 2021.

		(1 396)
Other (net)		(47)
		(1 443)

Segment and Cash-generating unit		2021
(CGU)	Description	Rm
Fuels segment
Secunda liquid fuels refinery	The impairment was largely due to a stronger forecasted rand/US$ exchange rate which impacted negatively on the forecasted Basic Fuel Price (BFP).	24 456
Chemicals America
Ethylene Oxide/Ethylene Glycol (EO/EG)

The Ziegler Alcohols Unit (Ziegler) delivers alcohol feed to the Ethoxylates (ETO) unit. In previous CGU assessments, the EO and EG plant together with the ETO plant were considered to be a separate CGU from the Alcohol units (Ziegler and Guerbet). During 2021 the CGUs were reassessed to be one integrated CGU. The impairment assessment of the combined CGU showed significant headroom resulting in the full remaining FY19 impairment of the EO/EG CGU being reversed.

		(4 934)
Chemicals Africa
Chlor Alkali and PVC

The impairment of the Chlor Alkali and PVC CGUs is as a result of the stronger forecast of the rand against the US dollar exchange rate and lower sales volumes. In addition, this CGU was further negatively impacted by the pending sale of the Sodium Cyanide business.

		1 094
Southern Africa Wax value chain

The impairment on the Wax value chain was driven by higher future LNG gas imports and SPT gas costs, lower sales volumes and prices due to reduced gas availability in 2022 and 2023 and the strengthening of the rand against the US dollar.

		7 863
Gas Segment
Sasol Canada – Shale gas assets	Sasol signed an agreement to divest of all our interests in Canada to Canadian Natural Resources Limited. Previous impairments of CAD45 million were reversed at 30 June 2021 to measure the carrying value of the disposal group at its fair value less cost to sell.	(521)
Other		774
		28 732